Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Loss Attributable to Ordinary Shareholders

Loss attributable to ordinary shareholders:	2019		2020		2021
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Loss for the year, attributable to equity holders of the parent	$(132,807)	$(132,807)	$(240,980)	$(240,980)	$(100,929)	$(100,929)
Loss attributable to ordinary shareholders	(132,807)	(132,807)	(240,980)	(240,980)	(100,929)	(100,929)
Weighted-average number of ordinary shares:
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1	133,597,362	133,597,362	132,188,281	132,188,281	132,204,201	132,204,201
Effect of shares issued	(1,839,624)	(1,839,624)	4,599	4,599	31,051,583	31,051,583
Weighted-average number of ordinary shares	131,757,738	131,757,738	132,192,880	132,192,880	163,255,784	163,255,784
Loss per share:
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Loss per share	$(1.01)	$(1.01)	$(1.82)	$(1.82)	$(0.62)	$(0.62)

Schedule of Computation of Diluted Net loss Per Share Attributable to Ordinary Shareholders and Common Shareholders	The Company excluded the following potential A Ordinary shares and common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders and common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2020	2021
Convertible preferred shares (as converted to A Ordinary shares)	87,711,133	—
Options to purchase A Ordinary shares	57,212,650	83,573,631
Convertible Debt (as converted to common shares)	25,944,000	—
Warrants to purchase A Ordinary shares	5,430,781	5,430,781
Warrants to purchase common shares	6,200,947	13,578,294

	182,499,511	102,582,706